Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 1,831
Ending balance	1,565
Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,359
Ending balance	3,359
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,528)
Depreciation for the period	(266)
Ending balance	(1,794)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	338
Ending balance	290
Leasehold improvements [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	557
Ending balance	557
Leasehold improvements [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(219)
Depreciation for the period	(48)
Ending balance	(267)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88
Ending balance	77
Office equipment [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164
Ending balance	164
Office equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(76)
Depreciation for the period	(11)
Ending balance	(87)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28
Ending balance	19
IT equipment [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	173
Ending balance	173
IT equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(145)
Depreciation for the period	(9)
Ending balance	(154)
Right-of-use asset (building) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,377
Ending balance	1,178
Right-of-use asset (building) [member] | Cost or valuation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,465
Ending balance	2,465
Right-of-use asset (building) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,088)
Depreciation for the period	(199)
Ending balance	£ (1,287)